Note 9 - Long-term Investments (Details) - Gross Unrealized Gains and Loss of Available-for-sale Securities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gross Unrealized Gains and Loss of Available-for-sale Securities [Abstract]
Balance at beginning of period	$ 0	$ 398	$ 56
Other comprehensive income before reclassification adjustment	0	74	342
Reclassification adjustment	0	(472)	0
Balance at end of period	$ 0	$ 0	$ 398